Other Non-Current Assets	12 Months Ended
Dec. 31, 2017
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Other Non-Current Assets

Note 19: Other Non-Current Assets

	December 31,
	2017	2016
Net defined benefit plan surpluses (see note 25)	30	18
Cash surrender value of life insurance policies	302	288
Equity method investments	167	163
Other non-current assets	106	68
Total other non-current assets	605	537